Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 – Income Taxes

Taxes recoverable (payable) consisted of the following at December 31, 2024 and 2023:

	2024	2023
Income tax receivable – current	$-	$-
Income tax payable - current	(1,852,399)	(1,150,105)
Income tax payable – noncurrent	$-	$(643,112)

As of December 31, 2024 and 2023, current tax payable were $1.85 million and $1.15 million, respectively. For 2024, current tax payable, $1.85 million was arising from a one-time transition tax recognized in the fourth quarter of 2017 on post-1986 foreign unremitted earnings (see below).

As of December 31, 2024 and 2023, noncurrent tax payable were nil million and $0.64 million, respectively, arising from a one-time transition tax recognized in the fourth quarter of 2017 on post-1986 foreign unremitted earnings (see below).

The (benefit) provision for income taxes on loss from continuing operations consisted of the following:

	2024	2023
Current:
Federal	$-	$-
State	2,400	2,400
Malaysia	214	728,692
	2,614	731,092

Deferred:
Federal	-	-
State	-	-
Total provision expense for income taxes	$2,614	$731,092

The following is a reconciliation of the difference between the actual (benefit) provision for income taxes and the (benefit) provision computed by applying the federal statutory rate on income before income taxes from continuing operations:

	2024	2023
Tax at federal statutory rate	$(1,167,410)	$(1,468,355)
Foreign rate differential	(128,754)	607,758
ASC 740-10 uncertain tax position	-	-
Tax exemption	-	-
Global Intangible Low-Taxed Income	-	-
Stock based compensation	123,077	66,045
Non-deductible Expenses	-	3,767,680
Others	(779,043)	(204,526)
Valuation allowance	1,954,744	(2,037,510)
Total provision for income taxes	$2,614	$731,092

The following presents the aggregate dollar effects of the Company’s tax exemption from its continuing operations:

	2024	2023
Aggregate dollar effect of tax holiday	$-	$-

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following:

	2024	2023
Non-Current Deferred Tax Assets:
Accrued liabilities	$57,773	$15,898
Accrued Warranty Liability	3,796	-
Fed & CA amortization	5,587	9,832
Stock compensation	143,960	160,522
ASC 842 – lease liability	335,645	522,840
Inventory	-	-
U.S. NOL	5,374,809	4,213,883
Capital loss	734,976	734,766
Charitable Contribution	1,129	1,748
R&D Capitalization	794,736	3,658
Interest	1,944	3,587

Non-Current Deferred Tax Liabilities:
Prepaid expenses	(18,940)	(423)
Fed & CA depreciation	(7,926)	(7,744)
ASC 842- ROU Asset	(320,454)	(506,280)

Net Non-Current Deferred Tax Assets before Valuation Allowance	7,107,035	5,152,289
Less: Valuation Allowance	(7,107,035)	(5,152,289)
Non-Current Deferred Tax Assets, Net:	-	-
Total Deferred Assets, Net:	$-	$-

Nova LifeStyle, Inc. and Diamond Bar are subject to U.S. federal and state income taxes. Nova Furniture BVI is incorporated in the BVI. There is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provision related to the BVI tax jurisdiction where Nova Furniture BVI is domiciled.

For U.S. Federal income tax purpose, the Company has net operating loss, or NOL carryforwards of approximately $15.1 million and $ 13.6 million at December 31, 2024 and 2023, respectively. The Company has capital loss carryforwards of approximately $3.5 million at December 31, 2024.

For U.S. California income tax purpose, the Company has net operating loss, or NOL carryforwards of approximately $20.6 million and $19.5 million, at December 31, 2024 and 2023, respectively.

Malaysia has net operating loss, or NOL carryforwards of approximately $3.2 million at December 31, 2024. The Company has disposed prior year’s inventory and utilized all prior year’s NOL. The Company has approximately $0.72 million income tax benefit at December 31, 2024.

Corporate income tax in Malaysia is calculated at the statutory rate of 24% of the estimated taxable profit for the year ended December 31, 2024.